Note 4 - Income and Mining Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Table Text Block [Abstract]
Schedule of Components of Income and Mining Tax Benefit (Provision)

Major components of our income and mining tax for the three months ended March 31, 2026 and 2025 are as follows (in thousands):

	Three Months Ended
	March 31,
	2026	2025
Current:
Domestic	$(21,202)	$(2,615)
Foreign	(1,820)	—
Total current income and mining tax provision	(23,022)	(2,615)
Deferred:
Domestic	(25,045)	(10,833)
Foreign	(2,833)	(856)
Total deferred income and mining tax provision	(27,878)	(11,689)
Total income and mining tax provision	$(50,900)	$(14,304)

Major components of our income and mining tax provision for the years ended December 31, 2025, 2024 and 2023 are as follows (in thousands):

	2025	2024	2023
Current:
United States	$—	$—	$—
State income and state mining taxes	(17,469)	(6,758)	(3,846)
Canada	—	—	—
Canada - provincial mining taxes	(1,272)	—	—
Total current income and mining tax provision	(18,741)	(6,758)	(3,846)
Deferred:
United States	(58,959)	(29,517)	(7,115)
State and state mining taxes	(17,246)	(5,682)	(3,136)
Canada	(1,714)	—	—
Canada - provincial mining taxes	(2,082)	1,988	1,851
Total deferred income and mining tax provision	(80,001)	(33,211)	(8,400)
Total income and mining tax provision	$(98,742)	$(39,969)	$(12,246)